Related parties - Transaction with Associates (Details) - Associates - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Other operating income	$ 355	$ 125	$ 261
Operating expenses and cost of services	$ 5,981	$ 2,181	$ 4,126